[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                  Annual Report

                  December 31, 2001

                  Mercury Aggregate
                  Bond Index Fund
                  of Mercury Index Funds, Inc.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                     December 31, 2001 (2) Mercury Aggregate Bond Index Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report for Mercury Aggregate Bond Index Fund. Mercury Aggregate Bond Index Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed-income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of US Government securities, US Government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. It is the intent of the Fund to provide returns that are representative of the bond market as a whole, rather than to focus on or provide bias to any specific sector. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark is determined by the market representation that the sectors have in the overall market.

As of December 31, 2001, the Lehman Brothers Aggregate Bond Index was comprised of 6,742 securities, emphasizing three major investment sectors: US Government and agency securities, US Government-issued MBS and investment-grade corporate bonds.

The US Government and agency sector of the Index has 895 issues and comprises 34.0% of the benchmark. This represents a reduction from 37.6% at the beginning of 2001. The MBS sector accounts for 35.3% of the Index, with 513 securities. This is an increase from 35.2% at the beginning of the period. Finally, there are 5,334 securities in the corporate sector, which includes asset-backed securities and commercial mortgage-backed securities. This represents 30.5% of the benchmark, an increase from 27.3% at the beginning of 2001. In order to be eligible for inclusion in the Index, a security must meet minimal outstanding amount standards and be denominated in US dollars.

The unmanaged Lehman Brothers Aggregate Bond Index generated a total return of +8.44% for the year ended December 31, 2001 with corporate securities being the superior performer, contributing a total return of +10.40%, while the MBS and US Government sectors returned +8.22% and +7.23%, respectively. The year 2001 was highlighted with a dramatic steepening of the yield curve led by lower short-term interest rates as the Federal Reserve Board aggressively cut interest rates in what became a futile attempt to avoid recessionary economic conditions.

As a result of logistical constraints, it is not practical for us to fully replicate the 6,742 securities in the Index when attempting to duplicate the total return of the Index. Therefore, we construct a proxy portfolio of far fewer securities as we seek to duplicate the return of the benchmark Index. The investments in the proxy portfolio are determined by stratified sampling techniques. Under this approach, securities are identified that ensure neutral Index exposure in all sectors and subsectors in the Index. Thus, for example, the MBS sector of the Series has the identical exposure to 30-year MBS, 15-year MBS and balloon MBS. Within these subsectors, exposure to coupon (6%, 6.5%, 7%, etc.) and issuer are also matched to its Index counterpart, resulting in a sector that is anticipated to duplicate the return of the MBS Index with minimal deviation, referred to as tracking error. Currently, the MBS sector of the Series attempts to achieve this objective with 34


                     December 31, 2001 (3) Mercury Aggregate Bond Index Fund positions. Minimizing the tracking error in the US Government agency and corporate sectors is accomplished with a similar approach. The 28 positions in the US Government and agency sector are designed to match the investment characteristics of duration, yield, partial duration and convexity of its Index counterpart. As such, any change in interest rates and/or shape of the yield curve will have an identical effect on the return of this sector. Corporate bond sector management is identical to the approach of the US Government and agency sector in matching investment characteristics. However, the corporate sector is stratified further by matching credit rating and industry exposure. There are currently 185 issues in the Series' corporate bond sector.

For the year ended December 31, 2001, the Fund's Class I and Class A Shares had total returns of +7.84% and +7.57%, respectively. (Complete performance information can be found on pages 5 and 6 of this report to shareholders.) This compared to a total return of +8.44% for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. At December 31, 2001, Master Aggregate Bond Index Series was comprised of 247 individual investments that in total, by sector and subsector, was designed to match the market's exposure and investment characteristics of the Lehman Brothers Aggregate Bond Index. Therefore, it is anticipated and expected that these identical exposures will result in a minimal total return tracking error in seeking to match the return of the Index.

In Conclusion

We appreciate your investment in Mercury Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn          /s/ Jeffrey B. Hewson          /s/ Frank Viola

Terry K. Glenn              Jeffrey B. Hewson              Frank Viola
President and Director      Senior Vice President and      Co-Portfolio Manager
                            Co-Portfolio Manager

February 11, 2002

We are pleased to announce that Frank Viola will join Jeffrey B. Hewson as Portfolio Manager, responsible for the day-to-day management of Mercury Aggregate Bond Index Fund. Mr. Viola joined Merrill Lynch Investment Managers, L.P. in 1997 as Portfolio Manager.

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                     December 31, 2001 (4) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares allowing you to invest in the way that best suits your needs.

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

CLASS I SHARES do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of their administrative fee. Without such waiver, the Fund's performance would have been lower.


                     December 31, 2001 (5) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA (CONCLUDED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Mercury Aggregate Bond Index Fund's Class I & Class A Shares--Total Return Based on a $10,000 Investment.

A line graph depicting the growth of an investment in the Mercury Aggregate Bond Index Fund's Class I & Class A Shares compared to growth of an investment in Lehman Brothers Aggregate Bond Index. Values are from February 15, 2000 to December 2001.

                                                 2/15/00**    12/00       12/01
Mercury Aggregate Bond Index Fund+--
Class I Shares*                                  $10,000     $11,073     $11,941
Class A Shares*                                  $10,000     $11,048     $11,884

                                                 2/29/00**     12/00       12/01
Lehman Brothers Aggregate
Bond Index++                                     $10,000     $11,065     $11,999

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master Aggregate Bond Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of fixed-income securities and other types of financial instruments.
++ This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association and investment-grade (rated BBB or better) corporate bonds. The starting date for the Index in the graph is from 2/29/00.

      Past performance is not indicative of future results.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
Class I Shares                                                          % Return
--------------------------------------------------------------------------------
One Year Ended 12/31/01                                                   +7.84%
--------------------------------------------------------------------------------
Inception (2/15/00) through 12/31/01                                      +9.91
--------------------------------------------------------------------------------

================================================================================
Class A Shares                                                          % Return
================================================================================
One Year Ended 12/31/01                                                   +7.57%
--------------------------------------------------------------------------------
Inception (2/15/00) through 12/31/01                                      +9.63
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS
================================================================================
                            6-Month      12-Month   Since Inception Standardized
As of December 31, 2001  Total Return  Total Return   Total Return  30-Day Yield
--------------------------------------------------------------------------------
Class I*                     +4.49%       +7.84%        +19.40%         5.10%
--------------------------------------------------------------------------------
Class A*                     +4.46        +7.57         +18.84          4.85
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index**       +4.66        +8.44         +20.00            --
--------------------------------------------------------------------------------

 * Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 2/15/00.
** This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by Ginnie Mae, Freddie Mac and Fannie Mae, and investment-grade (rated BBB or better) corporate bonds. Since inception total return is from 2/29/00.


                     December 31, 2001 (6) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001

MERCURY AGGREGATE BOND INDEX FUND

Assets:

Investment in Master Aggregate Bond Index Series, at value
  (identified cost--$2,654,671)                                                  $ 2,671,570
Prepaid registration fees and other assets                                            15,847
                                                                                 -----------
Total assets                                                                       2,687,417
                                                                                 -----------
--------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                         $    469
  Administrative fees                                                      359           828
                                                                      --------
Accrued expenses and other liabilities                                                16,268
                                                                                 -----------
Total liabilities                                                                     17,096
                                                                                 -----------
--------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $ 2,670,321
                                                                                 ===========
--------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                              $        --+
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                       25
Paid-in capital in excess of par                                                   2,671,931
Accumulated investment loss--net                                      $ (1,337)
Accumulated realized capital losses on investments
  from the Series--net                                                 (17,197)
Unrealized appreciation on investments from the Series--net             16,899
                                                                      --------
Total accumulated losses--net                                                         (1,635)
                                                                                 -----------
Net assets                                                                       $ 2,670,321
                                                                                 ===========
--------------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $17,871 and 1,694 shares
  outstanding                                                                    $     10.55
                                                                                 ===========
Class A--Based on net assets of $2,652,450 and 251,469 shares
  outstanding                                                                    $     10.55
                                                                                 ===========
--------------------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                     December 31, 2001 (7) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001

MERCURY AGGREGATE BOND INDEX FUND

Investment Income from the Series--Net:

Net investment income allocated from the Series:
  Interest                                                            $  59,547
  Expenses                                                               (1,439)
                                                                      ---------
Net investment income from the Series                                    58,108
                                                                      ---------
--------------------------------------------------------------------------------

Expenses:

Professional fees                                        $  40,096
Printing and shareholder reports                            30,406
Registration fees                                           29,178
Offering cost                                               20,358
Account maintenance fee--Class A                             2,450
Administration fee                                           1,891
Transfer agent fees                                            510
Other                                                        5,787
                                                         ---------
Total expenses before reimbursement                        130,676
Reimbursement of expenses                                 (126,181)
                                                         ---------
Total expenses after reimbursement                                        4,495
                                                                      ---------
Investment income--net                                                   53,613
                                                                      ---------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Series--Net:

Realized loss on investments from the Series--net                        (9,102)
Change in unrealized appreciation on investments
  from the Series--net                                                    9,026
                                                                      ---------
Net Increase in Net Assets Resulting from Operations                  $  53,537
                                                                      =========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                     December 31, 2001 (8) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY AGGREGATE BOND INDEX FUND

                                                                          For the        For the Period
                                                                        Year Ended     Feb. 15, 2000+ to
 Increase (Decrease) in Net Assets:                                   Dec. 31, 2001      Dec. 31, 2000
------------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                               $      53,613      $       6,334
 Realized gain (loss) on investments from the Series--net                    (9,102)             2,101
 Change in unrealized appreciation on investments
   from the Series--net                                                       9,026              4,478
                                                                      --------------------------------
 Net increase in net assets resulting from operations                        53,537             12,913
                                                                      --------------------------------
------------------------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net:
   Class I                                                                     (901)              (694)
   Class A                                                                  (52,855)            (5,640)
 In excess of investment income--net:
   Class I                                                                       --               (132)
   Class A                                                                       --             (1,068)
 Realized gain on investments from the Series--net:
   Class I                                                                      (30)              (114)
   Class A                                                                   (4,010)            (1,697)
                                                                      --------------------------------
 Net decrease in net assets resulting from dividends and
   distributions to shareholders                                            (57,796)            (9,345)
                                                                      --------------------------------
------------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital share transactions       2,181,094            464,918
                                                                      --------------------------------
------------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                             2,176,835            468,486
 Beginning of period                                                        493,486             25,000
                                                                      --------------------------------
 End of period*                                                       $   2,670,321      $     493,486
                                                                      ================================
------------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                     $      (1,337)     $      (1,067)
                                                                      ================================
------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                     December 31, 2001 (9) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MERCURY AGGREGATE BOND INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                   Class I                        Class A
                                           -----------------------        -----------------------
                                                          For the                        For the
                                            For the        Period          For the        Period
                                             Year         Feb. 15,           Year        Feb. 15,
                                             Ended        2000+ to          Ended        2000+ to
                                            Dec. 31,      Dec. 31,         Dec. 31,      Dec. 31,
Increase (Decrease) in Net Asset Value:       2001          2000             2001          2000
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $   10.38     $   10.00        $   10.38     $   10.00
                                           ------------------------------------------------------
Investment income--net                           .60           .56              .56           .62
Realized and unrealized gain on
  investments from the Series--net               .20           .53              .21           .49
                                           ------------------------------------------------------
Total from investment operations                 .80          1.09              .77          1.11
                                           ------------------------------------------------------
Less dividends and distributions:
  Investment income--net                        (.61)         (.52)            (.58)         (.54)
  In excess of investment income--net             --          (.10)              --          (.10)
  Realized gain on investments
    from the Series--net                        (.02)         (.09)            (.02)         (.09)
                                           ------------------------------------------------------
Total dividends and distributions               (.63)         (.71)            (.60)         (.73)
                                           ------------------------------------------------------
Net asset value, end of period             $   10.55     $   10.38        $   10.55     $   10.38
                                           ======================================================
-------------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share             7.84%        10.73%@           7.57%        10.48%@
                                           ======================================================
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                .35%          .32%*            .60%          .60%*
                                           ======================================================
Expenses++                                    13.83%        89.42%*          13.26%       106.04%*
                                           ======================================================
Investment income--net                         5.73%         6.50%*           5.38%         6.11%*
                                           ======================================================
-------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $      18     $      14        $   2,652     $     479
                                           ======================================================
-------------------------------------------------------------------------------------------------

 *    Annualized.
 +    Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                    December 31, 2001 (10) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY AGGREGATE BOND INDEX FUND

(1)   Significant Accounting Policies:

      Mercury Aggregate Bond Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2001 was .57%. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for post-October losses.


                    December 31, 2001 (11) Mercury Aggregate Bond Index Fund

      (f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

      (g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $2,825 have been reclassified between accumulated net investment loss and unrealized appreciation on investments, $2,698 has been reclassified between accumulated net realized capital losses and accumulated net investment loss and $1,647 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par. Additionally, certain prior year amounts have been reclassified for consistent financial statement presentation. Certain current year amounts ($570 decrease to paid-in capital and a corresponding increase to the Fund's share of net unrealized appreciation on investments from the Series) are classified to reflect the liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2001, Mercury Advisors earned fees of $1,891, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $124,290.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A shareholders.


                    December 31, 2001 (12) Mercury Aggregate Bond Index Fund

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2001 were $2,638,941 and $520,517, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $2,181,094 and $464,918 for the year ended December 31, 2001 and for the period February 15, 2000 to December 31, 2000.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Year Ended
December 31, 2001                                    Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             237       $       2,528
Shares issued to shareholders in reinvestment
of dividends and distributions                           98               1,022
                                                   ----------------------------
Net increase                                            335       $       3,550
                                                   ============================

Class I Shares for the Period
February 15, 2000+ to December 31, 2000              Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              46       $         477

Shares issued to shareholders in reinvestment
of dividends and distributions                           63                 639
                                                   ----------------------------
Net increase                                            109       $       1,116
                                                   ============================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500

Class A Shares for the Year Ended
December 31, 2001                                    Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                         222,916       $   2,362,709
Shares issued to shareholders in reinvestment
of dividends and distributions                        5,491              57,985
                                                   ----------------------------
Total issued                                        228,407           2,420,694
Shares redeemed                                     (23,138)           (243,150)
                                                   ----------------------------
Net increase                                        205,269       $   2,177,544
                                                   ============================


                    December 31, 2001 (13) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Class A Shares for the Period
February 15, 2000+ to December 31, 2000              Shares       Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                          44,655       $     460,787
Shares issued to shareholders in reinvestment
of dividends and distributions                          348               3,556
                                                   ----------------------------
Total issued                                         45,003             464,343
Shares redeemed                                         (53)               (541)
                                                   ----------------------------
Net increase                                         44,950       $     463,802
                                                   ============================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

(5)   Distributions to Shareholders:

      The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

                                                  12/31/2001        12/31/2000
------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                 $   55,112        $    9,261
  Net long-term capital gains                          2,684                84
                                                  ----------------------------
Total taxable distributions                       $   57,796        $    9,345
                                                  ============================
------------------------------------------------------------------------------

      As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income--net                                  $       --
Undistributed long-term capital gains--net                                  --
                                                                    ----------
Total undistributed earnings--net                                           --
Unrealized losses--net                                                  (1,635)*
                                                                    ----------
Total accumulated losses--net                                       $   (1,635)
                                                                    ==========
------------------------------------------------------------------------------

* The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums and discounts on fixed-income securities and the deferral of post-October capital losses for tax purposes.


                    December 31, 2001 (14) Mercury Aggregate Bond Index Fund

INDEPENDENT AUDITORS' REPORT

MERCURY AGGREGATE BOND INDEX FUND

The Board of Directors and Shareholders,
Mercury Aggregate Bond Index Fund
(One of the series constituting Mercury Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Aggregate Bond Index Fund as of December 31, 2001, the related statements of operations for the year then ended, changes in net assets, and the financial highlights for the year then ended and for the period February 15, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Aggregate Bond Index Fund of Mercury Index Funds, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 20, 2002


                    December 31, 2001 (15) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS

MASTER AGGREGATE BOND INDEX SERIES

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
                           Face        Interest                    Maturity
Issue                     Amount         Rate                       Date(s)                                   Value
----------------------------------------------------------------------------------------------------------------------
US Government & Agency Obligations--33.0%

Fannie Mae              $   290,000      5.45 %                   10/10/2003                              $    299,651
                            210,000      6.85                      4/05/2004                                   225,742
                          5,750,000      3.50                      9/15/2004                                 5,696,985
                         11,450,000      7.125                     3/15/2007                                12,611,145
                          8,965,000      5.75                      2/15/2008                                 9,221,309
                          5,675,000      6.625                    11/15/2010                                 6,031,447
----------------------------------------------------------------------------------------------------------------------
Financing Corp.             670,000      9.80                     11/30/2017                                   917,270
----------------------------------------------------------------------------------------------------------------------
Freddie Mac               5,840,000      6.25                     10/15/2002                                 6,005,155
                         16,845,000      5.75                      7/15/2003                                17,576,747
                          1,245,000      7.18                      6/27/2006                                 1,365,960
                          8,575,000      6.75                      9/15/2029                                 9,107,267
----------------------------------------------------------------------------------------------------------------------
Tennessee Valley          1,915,000      6.25                     12/15/2017                                 1,926,739
Authority, Series E
----------------------------------------------------------------------------------------------------------------------
United States               765,000      8.75                     11/15/2008                                   841,018
Treasury Bonds           14,285,000      8.75                      5/15/2017                                18,766,919
                          7,255,000      8.50                      2/15/2020                                 9,491,571
                          5,820,000      6.375                     8/15/2027                                 6,282,865
----------------------------------------------------------------------------------------------------------------------
United States             3,435,000      6.25                      7/31/2002                                 3,523,005
Treasury Notes            3,575,000      5.75                     11/30/2002                                 3,695,084
                          5,745,000      4.75                      2/15/2004                                 5,931,712
                          1,800,000      5.875                     2/15/2004                                 1,899,558
                          4,115,000      5.25                      5/15/2004                                 4,290,546
                          3,925,000      6.00                      8/15/2004                                 4,165,406
                          5,110,000      5.875                    11/15/2004                                 5,408,628
                          4,980,000      5.75                     11/15/2005                                 5,259,328
                         10,385,000      5.875                    11/15/2005                                11,022,743
                          2,105,000      6.125                     8/15/2007                                 2,262,875
----------------------------------------------------------------------------------------------------------------------
Total Investments in US Government & Agency Obligations
(Cost--$150,623,982)--33.0%                                                                                153,826,675
----------------------------------------------------------------------------------------------------------------------


                    December 31, 2001 (16) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
                           Face        Interest                    Maturity
Issue                     Amount         Rate                       Date(s)                                   Value
----------------------------------------------------------------------------------------------------------------------
US Government Agency Mortgage-Backed Obligations**--35.3%

Fannie Mae              $   936,828      5.50 %               6/01/2011-2/01/2014                         $    930,376
                          5,743,365      6.00                 2/01/2013-7/01/2016                            5,787,374
                          7,030,252      6.00                 1/01/2026-5/01/2029                            6,930,112
                          4,308,990      6.50                 1/01/2013-6/01/2016                            4,404,313
                         11,501,690      6.50                12/01/2025-1/01/2030                           11,560,653
                            357,682      7.00                      5/01/2016                                   370,044
                          5,073,487      7.00                 4/01/2027-3/01/2031                            5,187,467
                          1,791,033      7.50                10/01/2027-9/01/2030                            1,854,078
                            107,804      8.00                      9/01/2015                                   113,176
                          1,324,936      8.00                11/01/2029-12/01/2030                           1,388,738
                            260,051      8.50                 5/01/2030-1/01/2031                              276,194
----------------------------------------------------------------------------------------------------------------------
Freddie Mac--             1,569,023      5.50                10/01/2013-10/01/2016                           1,555,056
Gold Program              1,224,237      5.50                12/01/2028-1/01/2029                            1,174,645
                          4,946,988      6.00                2/01/2016-11/01/2016                            4,969,990
                            174,077      6.00                      9/01/2029                                   171,632
                         10,355,000      6.00                       TBA(1)                                  10,170,666
                          2,077,452      6.50                 7/01/2015-8/01/2016                            2,120,098
                         28,836,961      6.50                1/01/2026-10/01/2031                           28,924,058
                          2,900,000      6.50                       TBA(1)                                   2,909,343
                          2,814,812      7.00                 1/01/2011-2/01/2016                            2,923,384
                         18,728,148      7.00                9/01/2025-12/01/2031                           19,109,992
                          1,600,000      7.00                       TBA(1)                                   1,615,488
                          1,268,661      7.50                 5/01/2007-4/01/2016                            1,329,620
                          9,823,489      7.50                 1/01/2023-3/01/2031                           10,157,853
                            400,000      7.50                       TBA(1)                                     413,000
                          2,956,129      8.00                6/01/2024-11/01/2030                            3,111,745
                            499,282      8.50                 5/01/2028-8/01/2030                              532,495
                            439,756      9.50                      2/01/2019                                   485,874
----------------------------------------------------------------------------------------------------------------------
Government                2,513,025      6.00                 4/20/2026-8/15/2031                            2,468,137
National Mortgage           286,651      6.50                 2/15/2014-5/15/2014                              294,204
Corporation               8,807,058      6.50                4/15/2026-12/15/2031                            8,854,159
                            450,000      6.50                       TBA(1)                                     451,544
                            137,313      7.00                      4/15/2013                                   143,300
                          9,504,210      7.00                 7/15/2027-7/15/2031                            9,725,392
                            300,000      7.00                       TBA(1)                                     306,375
                          6,143,334      7.50                 3/15/2024-5/15/2031                            6,374,596
                          4,114,728      8.00                12/15/2022-12/01/2031                           4,319,386
                            773,799      8.50                11/15/2017-3/15/2031                              824,940
                            423,709      9.00                11/15/2016-11/15/2024                             462,962
                             43,006      9.50                      9/15/2021                                    48,037
----------------------------------------------------------------------------------------------------------------------
Total US Government Agency Mortgage-Backed Obligations
(Cost--$162,602,400)--35.3%                                                                                164,750,496
----------------------------------------------------------------------------------------------------------------------


                    December 31, 2001 (17) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Banking--2.6%

                                       Bank of America Corp.:
A+         Aa2          $ 1,900,000     5.875% due 2/15/2009                                              $  1,879,670
A          Aa3              660,000     7.40% due 1/15/2011                                                    707,942
                                       Bank One Corp.:
A          Aa3            1,200,000     6.875% due 8/01/2006                                                 1,277,664
A-         A1               200,000     7.875% due 8/01/2010                                                   220,874
A-         A1               378,000     8% due 4/29/2027                                                       422,974
A          A1             1,200,000    FleetBoston Financial Corp.,
                                       7.25% due 9/15/2005                                                   1,291,548
A          A1               600,000    HSBC Holding PLC, 7.50% due 7/15/2009                                   644,820
AAA        Aaa            1,000,000    Inter-American Development Bank,
                                       6.80% due 10/15/2025                                                  1,072,830
AAA        Aaa              250,000    International Bank for Reconstruction and
                                       Development, 3.50% due 10/22/2004                                       247,128
A          A2               422,000    Mellon Financial Co., 6.875% due 3/01/2003                              439,361
A+         Aa2            2,000,000    Wells Fargo Bank NA, 6.45% due 2/01/2011                              2,043,780
                                       Wells Fargo Company:
A+         Aa2              600,000     7.25% due 8/24/2005                                                    645,330
A+         Aa2            1,400,000     5.90% due 5/21/2006                                                  1,445,430
                                                                                                          ------------
                                                                                                            12,339,351
----------------------------------------------------------------------------------------------------------------------

Financial Services--5.6%

A+         A2               400,000    AXA Financial Inc., 7.75% due 8/01/2010                                 435,156
A+         A1               400,000    American Express Corporation,
                                       6.875% due 11/01/2005                                                   429,188
A          A2               600,000    Bear Stearns Companies, Inc.,
                                       7.625% due 2/01/2005                                                    644,388
AA-        A3               800,000    Boeing Capital Corporation,
                                       7.10% due 9/27/2005                                                     840,272
                                       CIT Group Inc.:
A+         A2               800,000     5.625% due 5/17/2004                                                   822,520
A+         A2               200,000     6.50% due 2/07/2006                                                    207,596
BBB-       Baa2             900,000    Capital One Bank, 6.875% due 2/01/2006                                  876,411
                                       Citigroup Inc.:
AA-        Aa1            1,700,000     5.70% due 2/06/2004                                                  1,764,515
AA-        Aa1              400,000     5.75% due 5/10/2006                                                    409,480
AA-        Aa1            1,000,000     6.50% due 1/18/2011                                                  1,030,170
                                       Commercial Credit Co.:
AA-        Aa1              500,000     6.75% due 7/01/2007                                                    530,210
AA-        Aa1              450,000     10% due 5/15/2009                                                      545,989
A          A3               500,000    Countrywide Home Loans, Inc.,
                                       5.25% due 6/15/2004                                                     509,545
AA-        Aa3              500,000    Credit Suisse First Boston Inc.,
                                       5.875% due 8/01/2006                                                    508,640
                                       Ford Motor Credit Company:
BBB+       A2               600,000     7.50% due 6/15/2003                                                    620,028
BBB+       A2             2,400,000     6.875% due 2/01/2006                                                 2,399,160


                    December 31, 2001 (18) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Financial Services (concluded)

                                       General Electric Capital Corp.:
AAA        Aaa          $   500,000     6.75% due 9/11/2003                                               $    530,095
AAA        Aaa              400,000     7.375% due 1/19/2010                                                   444,720
                                       General Motors Acceptance Corp.:
BBB+       A2               319,000     6.85% due 6/17/2004                                                    331,677
BBB+       A2               692,000     7.75% due 1/19/2010                                                    721,334
BBB+       A2             1,298,000     8% due 11/01/2031                                                    1,313,174
                                       Goldman Sachs Group, Inc.:
A+         A1               800,000     7.625% due 8/17/2005                                                   859,560
A+         A1               300,000     6.875% due 1/15/2011                                                   309,216
AAA        Aaa              784,000    Heller Financial Inc., 7.875% due 5/15/2003                             835,399
                                       Lehman Brothers Holdings, Inc.:
A          A2               800,000     6.625% due 4/01/2004                                                   842,680
A          A2               350,000     7% due 2/01/2008                                                       366,485
A          A2               245,000     7.875% due 8/15/2010                                                   265,663
BBB        Baa2             500,000    Liberty Property LP, 7.25% due 3/15/2011                                496,915
BBB+       Baa1             500,000    MBNA America Bank NA, 6.875% due 7/15/2004                              512,940
AA-        Aa3            1,300,000    Morgan Stanley, Dean Witter, Discover & Co.,
                                       7.125% due 1/15/2003                                                  1,358,357
A+         Aa3              300,000    National Rural Utilities, 5.25% due 7/15/2004                           307,059
BBB+       Baa1             500,000    ProLogis Trust, 7% due 10/01/2003                                       519,260
AA-        Aa1            1,000,000    Salomon, Smith Barney Holdings, Inc.,
                                       6.25% due 5/15/2003                                                   1,043,090
BBB        Baa1             500,000    Simon Debartolo, 6.75% due 7/15/2004                                    504,830
AA         Aa3              250,000    Texaco Capital Inc., 8.625% due 6/30/2010                               293,683
A-         A3               400,000    Textron Financial Corporation,
                                       5.95% due 3/15/2004                                                     406,688
A+         A1             1,000,000    Verizon Global Funding Corporation,
                                       6.75% due 12/01/2005                                                  1,054,440
                                                                                                          ------------
                                                                                                            25,890,533
----------------------------------------------------------------------------------------------------------------------

Financial Services--Consumer--3.1%

A-         A2             1,000,000    ACE INA Holdings, 8.30% due 8/15/2006                                 1,085,840
A+         A1               250,000    Allstate Corporation, 5.375% due 12/01/2006                             249,665
BBB+       Baa1             350,000    Avalonbay Communities, Inc.,
                                       6.625% due 9/15/2011                                                    341,036
A          A2               500,000    Hartford Life Inc., 7.375% due 3/01/2031                                515,195
                                       Household Financial Corporation:
A          A2             1,300,000     6.50% due 1/24/2006                                                  1,336,517
A          A2               200,000     7.875% due 3/01/2007                                                   218,358
A          A2               300,000     6.75% due 5/15/2011                                                    298,518
A-         Baa1             500,000    Provident Companies Inc., 7% due 7/15/2018                              473,130
NR*        NR*            9,570,000    Security Life of Denver, 0.53% due 4/01/2002                          9,398,422
BBB+       A3               600,000    Washington Mutual Inc., 7.50% due 8/15/2006                             647,172
                                                                                                          ------------
                                                                                                            14,563,853
----------------------------------------------------------------------------------------------------------------------


                    December 31, 2001 (19) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations--1.9%

AA+        Aa1          $ 2,000,000    Canada Government Bonds,
                                       5.25% due 11/05/2008                                               $  1,990,020
AA-        Aa3            1,000,000    Province of Manitoba, 5.50% due 10/01/2008                            1,001,200
                                       Province of Ontario:
AA         Aa3              328,000     7.375% due 1/27/2003                                                   345,217
AA         Aa3              750,000     5.50% due 10/01/2008                                                   750,850
A+         A1               603,000    Province of Saskatchewan, 8% due 7/15/2004                              655,311
A+         A1             1,000,000    Quebec Province, 7.50% due 9/15/2029                                  1,117,940
AA+        Aaa            1,000,000    Republic of Finland, 5.875% due 2/27/2006                             1,047,240
AA         Aa3            1,050,000    Republic of Italy, 4.375% due 10/25/2006                              1,023,153
BB+        Baa3           1,000,000    United Mexican States, 9.875% due 2/01/2010                           1,117,500
                                                                                                          ------------
                                                                                                             9,048,431
----------------------------------------------------------------------------------------------------------------------

Industrial--Consumer Goods--2.6%

                                       Anheuser-Busch Companies, Inc.:
A+         A1             1,000,000     6.75% due 11/01/2006                                                 1,052,380
A+         A1               750,000     6% due 11/01/2041                                                      694,162
A          A2             1,000,000    Coca-Cola Enterprises, 6.75% due 9/15/2028                            1,005,690
BBB        Baa2             837,000    Kellogg Company, 6% due 4/01/2006                                       857,092
AA         Aa2              894,000    Kimberly-Clark Corporation,
                                       7.10% due 8/01/2007                                                     969,677
                                       Kraft Foods Inc.:
A-         A2               400,000     4.625% due 11/01/2006                                                  391,444
A-         A2               400,000     5.625% due 11/01/2011                                                  387,836
A-         A2               700,000     6.50% due 11/01/2031                                                   684,068
BBB-       Baa3             500,000    Kroger Company, 6.80% due 4/01/2011                                     509,675
A          A2               500,000    Nabisco, Inc., 6.375% due 2/01/2035                                     516,910
A          A1             1,947,000    Pepsi Bottling Holdings Inc.,
                                       5.625% due 2/17/2009 (a)                                              1,933,834
A          A1               500,000    PepsiCo Inc., 4.50% due 9/15/2004                                       506,335
                                       Philip Morris Companies, Inc.:
A-         A2             1,000,000     6.375% due 2/01/2006                                                 1,028,810
A-         A2               365,000     6.95% due 6/01/2006                                                    383,060
                                       Safeway Inc.:
BBB        Baa2             500,000     6.15% due 3/01/2006                                                    517,610
BBB        Baa2             394,000     7.25% due 2/01/2031                                                    411,616
BBB        Baa3             250,000    Tyson Foods Inc., 6.625% due 10/01/2004 (a)                             256,758
                                                                                                          ------------
                                                                                                            12,106,957
----------------------------------------------------------------------------------------------------------------------

Industrial--Energy--1.5%

                                       Anadarko Finance Company:
BBB+       Baa1             390,000     6.75% due 5/01/2011                                                    397,390
BBB+       Baa1             190,000     7.50% due 5/01/2031                                                    198,012
A-         A3               190,000    Apache Corporation, 7.625% due 7/01/2019                                204,372
BBB        Baa2             410,000    The Coastal Corporation, 6.50% due 6/01/2008                            397,696


                    December 31, 2001 (20) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Industrial--Energy (concluded)

                                       Conoco Inc.:
BBB+       Baa1         $   400,000     5.90% due 4/15/2004                                               $    413,212
BBB+       Baa1             320,000     6.35% due 4/15/2009                                                    323,840
BBB+       A3               500,000    Consolidated Natural Gas,
                                       5.375% due 11/01/2006                                                   492,255
BBB        Baa2             295,000    Duke Energy Field Services,
                                       8.125% due 8/16/2030                                                    301,599
                                       El Paso Energy Corporation:
BBB        Baa2             900,000     7% due 5/15/2011                                                       879,363
BBB        Baa2             400,000     8.05% due 10/15/2030                                                   410,164
BBB        Baa2             500,000    NiSource Finance Corporation,
                                       7.625% due 11/15/2005                                                   518,320
BBB-       Baa3             500,000    Ocean Energy Inc., 7.25% due 10/01/2011                                 515,000
BBB+       A3               650,000    Phillips Petroleum, 8.50% due 5/25/2005                                 715,579
A-         Baa3             290,000    R & B Falcon Corporation, 6.50% due 4/15/2003                           298,732
BBB        Baa2              95,000    Sonat Inc., 7.625% due 7/15/2011                                         96,174
A-         Baa2             337,000    Transocean Offshore, 6.625% due 4/15/2011                               330,662
BBB        Baa2             500,000    Williams Companies, Inc.,
                                       7.625% due 7/15/2019                                                    494,275
                                                                                                          ------------
                                                                                                             6,986,645
----------------------------------------------------------------------------------------------------------------------

Industrial--Manufacturing--2.1%

A-         A2               500,000    Alcan Inc., 6.45% due 3/15/2011                                         507,870
BBB+       A3             1,200,000    Daimler-Chrysler NA Holdings,
                                       6.40% due 5/15/2006                                                   1,198,392
A          A2               370,000    Deere & Co., 7.85% due 5/15/2010                                        400,037
BBB        Baa2             500,000    Delphi Auto Systems Corporation,
                                       6.55% due 6/15/2006                                                     496,575
BBB+       A3             1,600,000    Ford Motor Company, 7.45% due 7/16/2031                               1,468,048
BBB-       Baa3             500,000    Georgia-Pacific Corp., 7.375% due 12/01/2025                            405,080
A+         A1             1,000,000    International Business Machines Corp.,
                                       7.125% due 12/01/2096                                                 1,028,750
BBB-       Baa2             200,000    Lockheed Martin Corp., 7.25% due 5/15/2006                              213,532
BBB+       Baa1             500,000    Masco Corporation, 6% due 5/03/2004                                     508,205
                                       Raytheon Company:
BBB-       Baa3             475,000     8.30% due 3/01/2010                                                    529,692
BBB-       Baa3             600,000     6.75% due 3/15/2018                                                    574,614
A          A2             1,500,000    Union Carbide Corp., 6.25% due 6/15/2003                              1,564,845
BBB        Baa2           1,000,000    Visteon Corp., 8.25% due 8/01/2010                                    1,034,530
                                                                                                          ------------
                                                                                                             9,930,170
----------------------------------------------------------------------------------------------------------------------

Industrial--Other--2.0%

AA         Aa3              396,000    Abbott Laboratories, 5.625% due 7/01/2006                               406,597
AAA        Aaa            1,000,000    Bristol-Myers Squibb, 4.75% due 10/01/2006                              990,330
BBB+       Baa2             500,000    Burlington North Santa Fe, 6.75% due 7/15/2011                          510,850
BBB        Baa2             500,000    CSX Corporation, 6.75% due 3/15/2011                                    509,335
BB         Ba3              587,000    Delta Airlines, 10.375% due 2/01/2011                                   528,300


                    December 31, 2001 (21) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Industrial--Other (concluded)

                                       Norfolk Southern Corporation:
BBB        Baa1         $   500,000     7.70% due 5/15/2017                                               $    536,230
BBB        Baa1             500,000     7.25% due 2/15/2031                                                    515,670
BBB-       Baa3           1,500,000    Northrop Grumman Corporation,
                                       7.125% due 2/15/2011                                                  1,565,910
BBB+       A3               500,000    Praxair Inc., 6.50% due 3/01/2008                                       510,140
                                       Tenet Healthcare Corporation (a):
BBB        Baa3             950,000     5.375% due 11/15/2006                                                  929,206
BBB        Baa3             650,000     6.875% due 11/15/2031                                                  598,174
                                       Union Pacific Corp.:
BBB-       Baa3           1,000,000     9.625% due 12/15/2002                                                1,060,860
BBB-       Baa3             250,000     5.75% due 10/15/2007                                                   249,287
A+         A2               200,000    United Technology Corporation,
                                       6.35% due 3/01/2011                                                     203,316
                                                                                                          ------------
                                                                                                             9,114,205
----------------------------------------------------------------------------------------------------------------------

Industrial--Services--3.2%

BBB        Baa2           1,500,000    Comcast Cable Communications,
                                       8.875% due 5/01/2017                                                  1,726,860
BBB+       Baa1             500,000    Computer Associates International, Inc.,
                                       6.375% due 4/15/2005                                                    495,465
A+         A2               888,000    Dayton Hudson Corp., 10% due 1/01/2011                                1,118,560
A+         A1               500,000    First Data Corporation, 6.375% due 12/15/2007                           525,950
BBB        Baa1           1,000,000    Hertz Corp., 7% due 1/15/2028                                           870,150
A-         A3               500,000    Kohl's Corporation, 6.30% due 3/01/2011                                 505,548
BBB-       Baa3           1,000,000    News America Inc., 7.25% due 5/18/2018                                  960,630
A-         A3               500,000    Sears Discover Credit Corp.,
                                       9.14% due 3/13/2012                                                     569,255
A-         A3               500,000    Sears Roebuck Acceptance Corporation,
                                       6% due 3/20/2003                                                        514,705
A+         A2               500,000    Target Corporation, 6.35% due 1/15/2011                                 510,620
BBB+       Baa2           1,275,000    Tele-Communications Inc.,
                                       8.25% due 1/15/2003                                                   1,324,457
BBB+       Baa1             400,000    Time Warner Entertainment Co.,
                                       9.625% due 5/01/2002                                                    409,080
                                       Time Warner Inc.:
BBB+       Baa1           1,000,000     7.75% due 6/15/2005                                                  1,073,530
BBB+       Baa1             352,000     6.875% due 6/15/2018                                                   345,199
A-         A3             2,000,000    Viacom Inc., 7.75% due 6/01/2005                                      2,145,480
AA         Aa2            1,000,000    Wal-Mart Stores, Inc., 6.875% due 8/10/2009                           1,072,160
BBB        Ba1              500,000    Waste Management Inc., 6.50% due 5/15/2004                              512,490
                                                                                                          ------------
                                                                                                            14,680,139
----------------------------------------------------------------------------------------------------------------------

Utilities--Communications--2.7%

BBB+       A3             1,300,000    AT&T Corporation, 6% due 3/15/2009                                    1,236,391
AA-        Aa3              800,000    Ameritech Capital Funding,
                                       6.45% due 1/15/2018                                                     790,160
A+         Aa3              359,000    BellSouth Corporation, 6% due 10/15/2011                                357,374


                    December 31, 2001 (22) Mercury Aggregate Bond Index Fund

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Utilities--Communication (concluded)

A-         Baa1         $   800,000    British Telecom PLC, 8.375% due 12/15/2010                         $    883,888
BBB        Baa2             850,000    Citizens Communications Company,
                                       7.625% due 8/15/2008 (a)                                                869,235
BBB-       Baa3             500,000    Clear Channel Communications,
                                       7.65% due 9/15/2010                                                     516,200
A-         A3               400,000    Deutsche Telekom International Finance,
                                       7.75% due 6/15/2005                                                     428,116
BBB+       Baa1             300,000    France Telecom, 8.50% due 3/01/2031 (a)                                 342,483
A+         A2               600,000    GTE Corporation, 6.84% due 4/15/2018                                    597,876
                                       Qwest Capital Funding:
BBB+       Baa1             400,000     7% due 8/03/2009                                                       388,519
BBB+       Baa1           1,800,000     7.90% due 8/15/2010                                                  1,831,207
AA-        Aa3              500,000    SBC Communications Inc.,
                                       6.25% due 3/15/2011                                                     509,000
BBB+       Baa1           1,000,000    Sprint Capital Corporation,
                                       5.70% due 11/15/2003                                                  1,024,630
                                       WorldCom, Inc.:
BBB+       A3             1,150,000     8% due 5/15/2006                                                     1,234,640
BBB+       A3               300,000     7.50% due 5/15/2011                                                    307,224
BBB+       A3             1,100,000     8.25% due 5/15/2031                                                  1,159,873
                                                                                                          ------------
                                                                                                            12,476,816
----------------------------------------------------------------------------------------------------------------------

Utilities--Gas & Electric--1.3%

BBB+       Baa1             500,000    Commonwealth Edison Company,
                                       6.95% due 7/15/2018                                                     484,500
                                       Dominion Resources Inc.:
BBB+       Baa1             690,000     7.625% due 7/15/2005                                                   735,706
BBB+       Baa1             781,000     8.125% due 6/15/2010                                                   854,969
BBB+       Baa2           1,500,000    Exelon Corporation, 6.75% due 5/01/2011                               1,503,810
BBB+       A3               500,000    Houston Lighting and Power Company,
                                       8.75% due 3/01/2022                                                     501,025
                                       Progress Energy Inc.:
BBB        Baa1             300,000     5.85% due 10/30/2008                                                   292,980
BBB        Baa1             500,000     7.10% due 3/01/2011                                                    518,970
BBB        Baa1             140,000     7% due 10/30/2031                                                      136,983
A          A1             1,000,000    South Carolina Electric & Gas Company,
                                       6.70% due 2/01/2011                                                   1,014,100
                                                                                                          ------------
                                                                                                             6,043,043
----------------------------------------------------------------------------------------------------------------------

Yankee--Corporate--1.9%

BBB-       Baa3             500,000    Abitibi Consolidated Inc.,
                                       8.55% due 8/01/2010                                                     523,365
A          A3               500,000    BHP Finance USA Limited,
                                       6.42% due 3/01/2026                                                     514,580
A          A1               200,000    BSCH Issuances Ltd., 7.625% due 9/14/2010                               210,386
BBB+       Baa2             500,000    Canadian National Railways,
                                       6.375% due 10/15/2011                                                   500,767


                    December 31, 2001 (23) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                                         In US Dollars
                        ----------------------------------------------------------------------------------------------
S&P        Moody's         Face
Ratings    Ratings        Amount               Corporate Bonds & Notes                                       Value
----------------------------------------------------------------------------------------------------------------------
Yankee--Corporate (concluded)

A+         A1           $ 1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                                 $  1,277,340
BBB+       Baa2             500,000    Korea Development Bank,
                                       7.125% due 4/22/2004                                                    527,665
A          A2               400,000    Norsk Hydro A/S, 6.36% due 1/15/2009                                    400,416
BB+        Baa2             575,000    Pemex Project Funding Master Trust,
                                       9.125% due 10/13/2010                                                   609,500
A          A1             1,000,000    Santander Financial Issuances Ltd.,
                                       7% due 4/01/2006                                                      1,053,930
A+         A2               400,000    Telefonica Europe BV, 7.35% due 9/15/2005                               421,228
                                       Tyco International Group SA:
A          Baa1           1,000,000     6.75% due 2/15/2011                                                  1,007,270
A          Baa1             323,000     6.875% due 1/15/2029                                                   308,785
A+         A1               500,000    Unilever Capital Corporation,
                                       7.125% due 11/01/2010                                                   540,860
A          A2               850,000    Vodafone Group PLC, 7.75% due 2/15/2010                                 930,606
A          A2               200,000    WMC Finance USA, 7.25% due 11/15/2013                                   203,300
                                                                                                          ------------
                                                                                                             9,029,998
----------------------------------------------------------------------------------------------------------------------
                                       Total Investments in Corporate Bonds & Notes
                                       (Cost--$140,918,001)--30.5%                                         142,210,141
----------------------------------------------------------------------------------------------------------------------

                                                Short-Term Securities
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements***--3.9%

                        $18,100,000    Morgan Stanley & Co., Inc., purchased on
                                       12/31/2001 to yield 1.67% to 1/02/2002                               18,100,000
----------------------------------------------------------------------------------------------------------------------
                                       Total Investments in Short-Term Securities
                                       (Cost--$18,100,000)--3.9%                                            18,100,000
----------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost--$472,244,383)--102.7%                                        478,887,312

                                       Liabilities in Excess of Other Assets--(2.7%)                       (12,736,121)
                                                                                                          ------------
                                       Net Assets--100.0%                                                 $466,151,191
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------

  *   Not Rated.
 ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      Ratings of issues shown have not been audited by Deloitte & Touche LLP.

      See Notes to Financial Statements.


                    December 31, 2001 (24) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001

MASTER AGGREGATE BOND INDEX SERIES

Assets:

Investments, at value (identified cost--$472,244,383)                   $478,887,312
Receivables:
  Securities sold                                       $ 11,513,284
  Interest                                                 5,873,723
  Contributions                                            1,645,858
  Paydowns                                                     8,353      19,041,218
                                                        ------------
Prepaid expenses and other assets                                             30,420
                                                                        ------------
Total assets                                                             497,958,950
                                                                        ------------
------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                    28,655,235
  Custodian bank                                           1,085,021
  Withdrawals                                                934,390
  Investment adviser                                           3,286      30,677,932
                                                        ------------
Accrued expenses and other liabilities                                     1,129,827
                                                                        ------------
Total liabilities                                                         31,807,759
                                                                        ------------
------------------------------------------------------------------------------------

Net Assets:

Net assets                                                              $466,151,191
                                                                        ============
------------------------------------------------------------------------------------

Net Assets Consist of:

Investors' capital                                                      $459,508,262
Unrealized appreciation on investments--net                                6,642,929
                                                                        ------------
Net assets                                                              $466,151,191
                                                                        ============
------------------------------------------------------------------------------------

See Notes to Financial Statements.


                    December 31, 2001 (25) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001

MASTER AGGREGATE BOND INDEX SERIES

Investment Income:

Interest                                                                $ 25,189,928
                                                                        ------------
------------------------------------------------------------------------------------

Expenses:

Accounting services                                       $ 258,238
Professional fees                                            93,782
Pricing fees                                                 72,365
Custodian fees                                               66,482
Investment advisory fees                                     41,577
Trustees' fees and expenses                                   5,353
Printing and shareholder reports                              1,662
Other                                                        12,467
                                                          ---------
Total expenses                                                               551,926
                                                                        ------------
Investment income--net                                                    24,638,002
                                                                        ------------
------------------------------------------------------------------------------------

Realized & Unrealized Gain on Investments--Net:

Realized gain from investments--net                                        3,530,237
Change in unrealized appreciation on investments--net                      3,620,323
                                                                        ------------
Net Increase in Net Assets Resulting from Operations                    $ 31,788,562
                                                                        ============
------------------------------------------------------------------------------------

See Notes to Financial Statements.


                    December 31, 2001 (26) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER AGGREGATE BOND INDEX SERIES

                                                                      For the
                                                                    Year Ended
                                                                    December 31,
                                                         --------------------------------
Increase (Decrease) in Net Assets:                            2001               2000
-----------------------------------------------------------------------------------------
Operations:

Investment income--net                                   $  24,638,002      $  19,133,195
Realized gain (loss) on investments--net                     3,530,237         (8,055,546)
Change in unrealized appreciation/depreciation
  on investments--net                                        3,620,323         19,800,656
                                                         --------------------------------
Net increase in net assets resulting from operations        31,788,562         30,878,305
                                                         --------------------------------
-----------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                297,187,588        147,081,178
Fair value of withdrawals                                 (171,169,747)      (275,762,973)
                                                         --------------------------------
Net increase (decrease) in net assets derived from
  capital transactions                                     126,017,841       (128,681,795)
                                                         --------------------------------
-----------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                    157,806,403        (97,803,490)
Beginning of year                                          308,344,788        406,148,278
                                                         --------------------------------
End of year                                              $ 466,151,191      $ 308,344,788
                                                         ================================
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                    December 31, 2001 (27) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MASTER AGGREGATE BOND INDEX SERIES

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                                For the Period
                                                                                                    April 3,
                                                  For the Year Ended December 31,                   1997+ to
                                   ----------------------------------------------------------       Dec. 31,
                                      2001            2000            1999            1998           1997
-------------------------------------------------------------------------------------------------------------
Total Investment Return:                8.07%              --              --              --              --
                                   ==========================================================================
-------------------------------------------------------------------------------------------------------------

Ratios to Average
Net Assets:

Expenses, net of reimbursement           .13%            .14%            .10%            .12%            .15%*
                                   ==========================================================================
Expenses                                 .13%            .14%            .10%            .13%            .18%*
                                   ==========================================================================
Investment income--net                  5.93%           6.62%           6.30%           6.20%           6.34%*
                                   ==========================================================================
-------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period
  (in thousands)                   $  466,151      $  308,345      $  406,148      $  434,935      $  307,740
                                   ==========================================================================
Portfolio turnover                    144.23%          43.24%          61.82%          27.89%          86.58%
                                   ==========================================================================
-------------------------------------------------------------------------------------------------------------

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.


                    December 31, 2001 (28) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

(1)   Significant Accounting Policies:

      Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liqui dation of the collateral by the Series may be delayed or limited.

      (c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                    December 31, 2001 (29) Mercury Aggregate Bond Index Fund

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      (d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Series, but resulted in a $1,194,873 reduction in cost of securities (which in return results in a corresponding $1,194,873 increase in net unrealized appreciation and a corresponding $1,194,873 decrease in investors' capital), based on securities held by the Series as of December 31, 2000.


                    December 31, 2001 (30) Mercury Aggregate Bond Index Fund

      The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $60,615, increase net unrealized appreciation by $565,640 and increase net realized capital gains by $689,848. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

      (f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

      (g) Custodian bank--The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

      During the year ended December 31, 2001, the Series paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), $19,222 for security price quotations to compute the net asset value of the Series.

      Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

      Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $32,135 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


                    December 31, 2001 (31) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $734,997,201 and $584,607,095, respectively.

      Net realized gains for the year ended December 31, 2001, which included net realized capital gains of $774,000 from redemptions in-kind, and net unrealized gains as of December 31, 2001 were as follows:

                                                 Realized             Unrealized
                                                   Gains                 Gains
      --------------------------------------------------------------------------
      Long-term investments                     $3,530,237            $6,642,929
                                                --------------------------------
      Total                                     $3,530,237            $6,642,929
                                                ================================
      --------------------------------------------------------------------------

      As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,825,159, of which $8,015,703 related to appreciated securities and $2,190,544 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $473,062,153.

(4)   Short-Term Borrowings:

      The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2001.


                    December 31, 2001 (32) Mercury Aggregate Bond Index Fund

INDEPENDENT AUDITORS' REPORT

MASTER AGGREGATE BOND INDEX SERIES

The Board of Trustees and Investors, Master Aggregate Bond Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Aggregate Bond Index Series as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Aggregate Bond Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 19, 2002


                    December 31, 2001 (33) Mercury Aggregate Bond Index Fund

OFFICERS AND DIRECTORS/TRUSTEES

INTERESTED DIRECTOR

====================================================================================================================================
                                                                                                         Number of
                                                                                                        Portfolios
                                                                                                          in Fund      Other
                                                                                                          Complex      Directorships
                            Position(s)         Length                                                  Overseen by    Held by
                            Held                of Time                                                  Director/     Director/
Name, Address & Age         with Fund           Served     Principal Occupation(s) During Past 5 Years    Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*             President and       1999 to    Chairman, Americas Region since 2001,            196        None
800 Scudders Mill Road      Director/Trustee    present    and Executive Vice President since 1983
Plainsboro, NJ 08536                                       of Fund Asset Management ("FAM") and
Age: 61                                                    Merrill Lynch Investment Managers, L.P.
                                                           ("MLIM"); President of Merrill Lynch
                                                           Mutual Funds since 1999; President of
                                                           FAM Distributors, Inc. ("FAMD") since
                                                           1986 and Director thereof since 1991;
                                                           Executive Vice President and Director of
                                                           Princeton Services, Inc. ("Princeton
                                                           Services") since 1993; President of
                                                           Princeton Administrators, L.P. since
                                                           1988; Director of Financial Data
                                                           Services, Inc., since 1985.
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice
  President of Princeton Services; and President of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS/TRUSTEES

====================================================================================================================================
                                                                                                         Number of
                                                                                                        Portfolios
                                                                                                          in Fund      Other
                                                                                                          Complex      Directorships
                            Position(s)         Length                                                  Overseen by    Held by
                            Held                of Time                                                  Director/     Director/
Name, Address & Age         with Fund           Served*    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum              Director/Trustee    1978       James R. Williston, Professor of                  51        Cambridge
104 Westcliff Road                              to         Investment Management Emeritus, Harvard                     Bancorp
Weston, MA 02493                                present    Business School since 1996.
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon Hodrick        Director/Trustee    1999       Professor of Finance and Economics,               51        Junior League
809 Uris Hall                                   to         Graduate School of Business, Columbia                       of Central
3022 Broadway                                   present    University since 1998; Associate                            Westchester
New York, NY 10027                                         Professor of Finance and Economics,
Age: 39                                                    Graduate School of Business, Columbia
                                                           University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B. Swensrud         Director/Trustee    1983       Chairman, Fernwood Advisors since 1996.           90        Dana Farber
88 Broad Street, 2nd Floor                      to                                                                     Cancer
Boston, MA 02110                                present                                                                Institute;
Age: 68                                                                                                                Federation
                                                                                                                       For American
                                                                                                                       Immigration
                                                                                                                       Reform
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton          Director/Trustee    1977       Managing Partner of the Witt Touchton             51        Tampa Bay
Suite 3405,                                     to         Company since 1972.                                         History
One Tampa City Center                           present                                                                Center
201 North Franklin Street
Tampa, FL 33062
Age: 63
------------------------------------------------------------------------------------------------------------------------------------


               December 31, 2001 (34 & 35) Mercury Aggregate Bond Index Fund

INDEPENDENT DIRECTORS/TRUSTEES (concluded)

====================================================================================================================================
                                                                                                         Number of
                                                                                                        Portfolios
                                                                                                          in Fund      Other
                                                                                                          Complex      Directorships
                            Position(s)         Length                                                  Overseen by    Held by
                            Held                of Time                                                  Director/     Director/
Name, Address & Age         with Fund           Served*    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss               Director/Trustee    1999       Managing Director of FGW Associates               51        Watson
16450 Maddalena Place                           to         since 1997; Vice President, Planning,                       Pharma-
Delray Beach, FL 33446                          present    Investment and Development of Warner                        ceuticals,
Age: 60                                                    Lambert Co. from 1979 to 1997.                              Inc.; BTG
                                                                                                                       International
                                                                                                                       PLC; Michael
                                                                                                                       J. Fox
                                                                                                                       Foundation
                                                                                                                       for Parkinson
                                                                                                                       Research
------------------------------------------------------------------------------------------------------------------------------------
* The Director's/Trustee's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

FUND OFFICERS

====================================================================================================================================
                            Position(s)         Length
                            Held                of Time
Name, Address & Age         with Fund           Served            Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke             Vice President      Vice President    First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011               and Treasurer       since 1997 and    thereof since 1999; Senior Vice President and Treasurer of
Princeton, NJ 08543-9011                        Treasurer since   Princeton Services since 1999; Vice President of FAMD since 1999;
Age: 41                                         1999              Vice President of FAM and MLIM from 1990 to 1997;
                                                                  Director of Taxation of MLIM since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Christopher Ayoub           Senior              1998 to present   First Vice President of the Investment Adviser and certain of its
P.O. Box 9011               Vice                                  affiliates since 1998; Vice President of the Investment Adviser
Princeton, NJ 08543-9011    President                             and certain of its affiliates from 1985 to 1998.
Age: 45                     and Co-
                            Portfolio
                            Manager
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.         Senior Vice         2000 to present   President of FAM and MLIM since 2001; Co-Head (Americas Region)
P.O. Box 9011               President                             of FAM and MLIM from 2000 to 2002; Director of Princeton Services
Princeton, NJ 08543-9011                                          since 1999; Chief Investment Officer of Oppenheimer Funds, Inc.
Age: 47                                                           in 1999 and Executive Vice President thereof from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Philip Green                Senior Vice         1999 to present   Senior Vice President of the Investment Adviser and certain of
P.O. Box 9011               President                             its affiliates since 1999; Managing Director and Portfolio
Princeton, NJ 08543-9011                                          Manager of Global Institutional Services at Bankers Trust from
Age: 37                                                           1997 to 1999; Vice President of Quantitative Equities at Bankers
                                                                  Trust in 1996; Vice President of Asset Allocations Strategies at
                                                                  Bankers Trust from 1994 to 1996; Vice President of Foreign
                                                                  Exchange and Currency Overlay Strategies at Bankers Trust from
                                                                  1988 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey B. Hewson           Senior              1998 to present   Director (Global Fixed Income) of the Investment Adviser and
P.O. Box 9011               Vice                                  certain of its affiliates since 1998; Vice President of the
Princeton, NJ 08543-9011    President                             Investment Adviser and certain of its affiliates from 1989 to
Age: 49                     and Co-                               1998; Portfolio Manager of the Investment Adviser and certain of
                            Portfolio                             its affiliates since 1985.
                            Manager
------------------------------------------------------------------------------------------------------------------------------------


               December 31, 2001 (36 & 37) Mercury Aggregate Bond Index Fund

OFFICERS AND DIRECTORS/TRUSTEES (CONCLUDED)

FUND OFFICERS (concluded)

====================================================================================================================================
                            Position(s)         Length
                            Held                of Time
Name, Address & Age         with Fund           Served            Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Sidney Hoots                Senior Vice         1999 to present   Senior Vice President of the Investment Adviser and certain of
P.O. Box 9011               President                             its affiliates since 1999; Managing Director of Global
Princeton, NJ 08543-9011                                          Institutional Services at Bankers Trust from 1992 to 1999.
Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Frank Salerno               Senior Vice         1999 to present   Chief Operating Officer, Institutional for MLIM (Americas
P.O. Box 9011               President                             Region); First Vice President of the Investment Adviser and
Princeton, NJ 08543-9011                                          certain of its affiliates since 1999; Managing Director and Chief
Age: 41                                                           Investment Officer of Structured Investments at Bankers Trust
                                                                  from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard Vella               Senior              1999 to present   First Vice President of the Investment Adviser and certain of its
P.O. Box 9011               Vice                                  affiliates since 1999; Managing Director, Global Index Funds of
Princeton, NJ 08543-9011    President                             Bankers Trust from 1997 to 1999; Managing Director, International
Age: 43                                                           Index Funds of Bankers Trust from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Debbie Jelilian             Portfolio           1999 to present   Vice President of Investment Adviser and FAM since 1999;
P.O. Box 9011               Manager                               portfolio manager in Bankers Trust's Structured Investment
Princeton, NJ 08543-9011                                          Management Group from 1993 to 1999.
Age: 32
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Russo            Portfolio           2001 to present   Vice President of the Investment Adviser and FAM since 1999;
P.O. Box 9011               Manager                               portfolio manager and trader in Bankers Trust/Deutsche Bank's
Princeton, NJ 08543-9011                                          Structured Investment Group specializing in global index
Age: 34                                                           portfolios from 1994 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Frank Viola                 Co-Portfolio        2001 to present   Director of the Investment Adviser and certain of its affiliates
P.O. Box 9011               Manager                               and Portfolio Manager thereof since 1997; Treasurer of Merrill
Princeton, NJ 08543-9011                                          Lynch Bank & Trust Company from 1996 to 1997.
Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Ira P. Shapiro              Secretary           1999 to present   First Vice President of the Investment Adviser and certain of its
P.O. Box 9011                                                     affiliates since 1998; Director (Legal Advisory) of the
Princeton, NJ 08543-9011                                          Investment Adviser and certain of its affiliates from 1996 to
Age: 38                                                           1997; Attorney with the Investment Adviser and certain of its affiliates from 1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2260.


               December 31, 2001 (38 & 39) Mercury Aggregate Bond Index Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED         ALTERNATIVE          INSTITUTIIONAL
      FUNDS            ACCOUNTS         INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Aggregate Bond Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MERCABI--12/01